Average Annual Total Returns		12 Months Ended	13 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	13.88%
Leverage Shares 2X Long NVDA Daily ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		32.71%	24.01%
Performance Inception Date	Dec. 13, 2024
Leverage Shares 2X Long NVDA Daily ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		27.05%	18.97%
Leverage Shares 2X Long NVDA Daily ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		19.41%	16.23%
Leverage Shares 2X Long TSLA Daily ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(26.64%)	(32.53%)
Performance Inception Date	Dec. 13, 2024
Leverage Shares 2X Long TSLA Daily ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(28.45%)	(34.11%)
Leverage Shares 2X Long TSLA Daily ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		(15.75%)	(25.36%)